Putnam
International
Growth and Income
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

6-30-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The past year represented a period characterized by sharp shifts in investor sentiment and strong indications of global stock markets' return to more conventional conditions. Furthermore, the period dramatized the growing globalization of the financial markets.

Global stock markets were feeling the effects of a flight from equities when Putnam International Growth and Income Fund began its fiscal year last summer. Uncertainty in Russia ignited fears of worldwide economic instability. Within a matter of months, however, the markets returned to greater calmness, with many climbing back toward their previous high levels. In the latter half of the fund's annual period, which ended on June 30, 1999, equity investors around the globe overcame their remaining reservations, allowing financial markets to achieve gains that few might have foreseen.

Your fund's successful ride through the market turmoil represented yet another confirmation of its value-oriented strategy. Fund managers Deborah Kuenstner and George Stairs provide a review and an outlook in the following report.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
August 18, 1999



Report from the Fund Managers

Deborah F. Kuenstner
George W. Stairs

In a year of dramatic events and surprising market movements, it is a pleasure to report that Putnam International Growth and Income Fund's performance at net asset value remains comfortably ahead of its benchmark. The unexpected nature of many of the trends, especially those that emerged during the financial market turmoil in August and September of 1998, reminded us once again of the prudence of our value-oriented investment approach. By holding undervalued stocks of companies experiencing positive change, we avoided the most volatile situations and emphasized companies with fundamental strength and bright futures. This helped us deliver results that surpassed the 7.62% posted by the Morgan Stanley Capital International Europe, Australasia, and the Far East (MSCI EAFE) Index for the 12 months ended June 30, 1999.

Total return for 12 months ended 6/30/99

       Class A          Class B          Class C          Class M
     NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
     9.87%   3.53%    9.04%  4.04%     9.11%  8.11%     9.24%   5.44%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 7.


* FREQUENT SHIFTS IN MARKET PERFORMANCE

Shortly after the fiscal year began, equities around the globe slid when Japan's economic reforms stalled and Russia announced a foreign debt restructuring and currency devaluation. The ensuing debt crisis led to significant short-term losses at major global banks. Although serious, the situation did not persist. The markets gained confidence and rebounded following a gradual reduction of interest rates by the U.S. Federal Reserve Board.

Following the general rebound, various sectors emerged as standouts. During the winter months, technology stocks responded to reviving demand for computer components. As this trend died out in February, oil prices began to rise sharply, the first such rally in nearly two years, and helped the performance of the fund's oil stocks. During April and May, evidence of greater-than-expected economic growth throughout Asia boosted other value-oriented sectors sensitive to commodity prices and economic growth. These sectors, including chemicals, metals, paper, and industrial cyclicals, moved toward market leadership for the first time since 1997.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Telecommunication
services                12.4%

Banks                   12.0%

Electric and
water utilities         10.0%

Electronics and
electrical
equipment                8.1%

Insurance and
finance                  7.9%

Footnote reads:
*Based on net assets as of 6/30/99. Holdings will vary over time.


Because we invest with a value-oriented style, your fund was well positioned for these frequent changes. During 1998's feverish selling, we took advantage of depressed prices and added to many financial holdings that subsequently recovered. Although the fund's holdings in technology were generally light, performance benefited from a large position in STMicroelectronics, a French maker of computer hardware that nearly doubled in value during the fiscal year. We took profits on this stock during the period, selling the position once it became fully valued. The fund's energy stocks performed well, as oil prices rose in the spring. Some positions in recovering secondary markets, such as Development Bank of Singapore, Hong Kong Shanghai Bank (represented by HSBC Holdings of the United Kingdom) and Fomento Economico Mexicano in Mexico, also contributed strong gains. Pohang Iron & Steel Company, the fund's only South Korean company and the world's lowest-cost producer of steel, also doubled in value, as steel prices rose and South Korean economic reforms succeeded. Although this holding, as well as others mentioned in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* FERTILE PERIOD FOR CORPORATE CHANGE

In selecting stocks to buy and sell for this fund, we rely primarily on fundamental stock-by-stock analysis. We spend most of our time analyzing company financial statements and meeting with corporate leaders in Putnam headquarters and abroad. Our goal is to sift through hundreds of large international companies to find those that have an attractive combination of financial strength and a strategy for introducing changes that can increase future earnings. Such stocks, we believe, are wise to own because in the short run they are likely to be stable and pay dividends while down the road they are likely to enjoy capital appreciation as the benefits of the positive changes produce greater profits.


"[T]he Telecom [Italia] battle is likely to have a lasting impact on European business. No European company, no matter how large or how important, is immune to hostile takeovers any longer. That means not only more takeover attempts, but more preemptive friendly mergers and greater determination by managements to restructure companies for continued independence."

-- Institutional Investor, May 1999


During the period, a surprising number of corporate restructurings were announced in Japan. We have long been skeptical of Japanese companies because they have tended to resist change internally, even after announcing ambitious plans. Nevertheless, we have been pleased with the performance of Nikko Securities, a global investment banking partnership that we believe represents the best case of restructuring in Japan. Nikko has now appreciated to become one of the fund's largest holdings. A new chief executive officer, Masashi Kaneka, took the helm in 1997 and has molded the company into a global competitor. In 1998, Kaneka convinced a leading U.S. investment bank, Salomon Smith Barney, to take a 25% equity stake in Nikko to form a global banking partnership. This relationship allows Nikko access to the worldwide distribution strength of Citigroup.

We also have growing confidence in Nippon Telephone & Telegraph Co., which we added during the period. This company, which has issued publicly traded shares only in the past decade, is evolving from a bureaucracy to a company with distinct business units -- local telephone, mobile cellular, and long-distance services. NTT's new president, who joined the company in 1998, has introduced new capital discipline procedures to increase cash flow, to cut costs, and make the organizational structure more responsive to the company's markets.

In spite of these strong individual stories, we are still generally cautious regarding Japan. After analyzing Toshiba's restructuring plan, for example, we decided to postpone establishing a position because the company had not yet made the difficult cost-cutting moves we believed necessary. We also continue to avoid Japanese banks, though they have rallied in recent months. In our view, the infusion of government funds has helped the economy but has only forestalled the day of reckoning for banks that need fundamental reform.

* EUROPEAN MERGER ACTIVITY HEATS UP

European corporations are ahead of Japan on the path of restructuring. At this point, mergers and acquisitions are driving corporate changes in Europe. Most of the major mergers affecting performance of your fund have been motivated by global industry conditions, though the introduction of the euro at the beginning of 1999 is also facilitating cross-border mergers.

One of the most prominent deals was the struggle to take over Telecom Italia, one of the fund's top 10 holdings sold prior to the end of the period. Olivetti, a smaller Italian telecommunications service company formerly best known as a typewriter manufacturer, used tactics common to leveraged buyouts in the 1980s in the United States: a small company bids to take over a larger company, financing the purchase price with extensive debt. Telecom Italia responded to the challenge by formulating an industrial plan that the CEO, Franco Bernabe, promised would create more value for shareholders than the Olivetti offer. The struggle itself was a victory for shareholders of Telecom Italia.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Hoechst
Germany
Chemicals

Nikko Securities
Japan
Financial services

Elf Aquitaine
France
Oil and gas

Akzo-Nobel
Netherlands
Chemicals

BCE
Canada
Telecommunications services

ENI
Italy
Oil and gas

Invensys
United Kingdom
Electronics and electrical equipment

VEBA
Germany
Electric and water utilities

Axa
France
Insurance and finance

ING Groep
Netherlands
Insurance and finance

Footnote reads:
These holdings represent 19.5% of the fund's net assets as of 6/30/99. Portfolio holdings will vary over time.


In the oil industry, British Petroleum, a fund holding, completed its acquisition of Amoco during the annual period and is already cutting costs by integrating the two companies. BP Amoco went on to announce the acquisition of Atlantic Richfield, which has a strong market share in the western United States. Another fund holding, French oil company Elf Aquitaine, has been executing an internal restructuring and as the annual period ended, was in merger talks with French competitor TotalFina. Initially TotalFina had launched a hostile takeover of Elf Aquitaine, which responded with a Pac Man defense in which the target company seeks to take over the acquiring firm. Whichever side emerges in charge, we believe a combination of the two entities would eliminate redundant operations and unlock new value for shareholders.

* FUND POSITIONED FOR VOLATILITY OR GROWTH

While we anticipate few specific problems in the fund's new fiscal year, the above-average volatility during the 1999 fiscal year has prompted us to position the fund to avoid a number of risks in international markets. For example, we continue to underweight Japan (relative to the fund's benchmark index) and steer clear of Japanese banks in particular. Although Japanese stocks have performed well in 1999, we believe this country's economy will continue to contract, while companies have a long way to go before raising shareholder value. We also have limited the fund's exposure to emerging markets, focusing on companies we consider to be leading the way toward global competitiveness in those economies. Based on our research and stock selection process, the fund has relatively large weightings in defensive sectors, such as utilities, and sectors that are benefiting from improved supply-demand fundamentals, such as oil, paper, and chemicals. The portfolio is underweighted in consumer cyclicals, which have been volatile recently. In terms of regional exposure, we favor the United Kingdom and Europe in general, where interest rates are low and domestic conditions stable, as well as Canada, which we believe can benefit from increasing global economic growth.

We continue to believe that stocks of established, dividend paying companies undergoing positive fundamental change, such as the ones we focus on in the fund, should continue to perform well in the current market environment.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 6/30/99, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam
International Growth and Income Fund is designed for investors seeking long-term growth of capital. Current income is a secondary objective.


TOTAL RETURN FOR PERIODS ENDED 6/30/99

                   Class A        Class B        Class C        Class M
(inception dates)  (8/1/96)      (8/1/96)       (2/1/99)       (8/1/96)
                  NAV    POP    NAV    CDSC    NAV    CDSC    NAV    POP
----------------------------------------------------------------------------
1 year           9.87%  3.53%  9.04%  4.04%   9.11%  8.11%   9.24%  5.44%
----------------------------------------------------------------------------
Life of fund    66.47  56.91  62.79  59.79   62.92  62.92   63.95  58.20
Annual average  19.14  16.74  18.23  17.47   18.26  18.26   18.52  17.07
----------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 6/30/99

                                 MSCI EAFE           Consumer
                                   Index            price index
----------------------------------------------------------------------------
1 year                             7.62%               1.96%
----------------------------------------------------------------------------
Life of fund                      32.71                5.86
Annual average                    10.20                1.97
----------------------------------------------------------------------------

Past performance is not indicative of future results. More recent returns may be worth more or less than those shown. Class A and class M share performance is shown at public offering price and reflects the current maximum sales charge of 5.75% for class A shares and 3.50% for class M shares. Class B share performance reflects the applicable contingent deferred sales charge which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data reflect an expense limitation previously in effect. Without the expense limitation, total returns would have been lower. Also, performance data do not take into account any adjustments for taxes payable on reinvested distributions.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 8/1/96

                 Fund's class A        MSCI EAFE       Consumer price
Date              shares at POP          Index             index

8/1/96               9,425              10,000            10,000
6/30/97             11,945              11,623            10,210
6/30/98             14,282              12,332            10,382
6/30/99            $15,691             $13,271           $10,586

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B shares would have been valued at $16,279 ($15,979 with a redemption at the end of the period); a $10,000 investment in the fund's class C shares would have been valued at $16,292 and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $16,395 ($15,820 at public offering price).


PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 6/30/99

                          Class A        Class B     Class C       Class M
------------------------------------------------------------------------------
Distributions (number)       4              1           2             1
------------------------------------------------------------------------------
Income                    $0.248         $0.183      $0.016        $0.189
------------------------------------------------------------------------------
Capital gains
  Long-term                0.318          0.318          --         0.318
------------------------------------------------------------------------------
  Short-term               0.178          0.178          --         0.178
------------------------------------------------------------------------------
  Total                   $0.744         $0.679      $0.016        $0.685
------------------------------------------------------------------------------
Share value:            NAV     POP        NAV         NAV       NAV     POP
------------------------------------------------------------------------------
6/30/98               $12.25  $13.00     $12.18      $   --    $12.22  $12.66
------------------------------------------------------------------------------
2/1/99*                   --      --         --       11.10        --      --
------------------------------------------------------------------------------
6/30/99                12.59   13.36      12.49       12.57     12.55   13.01
------------------------------------------------------------------------------

*Inception date of class C shares.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged list of equity securities from Europe, Australasia and the Far East, with all values expressed in U.S. dollars. Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.



Report of independent accountants
For the fiscal year ended June 30, 1999

To the Trustees of Putnam Funds Trust and Shareholders of
Putnam International Growth and Income Fund
(a series of Putnam Funds Trust)


In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam International Growth and Income Fund (the "fund") at June 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at June 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 1999




The fund's portfolio
June 30, 1999

COMMON STOCKS (91.4%) (a)
NUMBER OF SHARES                                                                                                     VALUE
Aerospace and Defense (0.2%)
--------------------------------------------------------------------------------------------------------------------------
             71,010  Aerospatiale Matra (France) (NON)                                                      $    1,641,828
              7,400  Aerospatiale Matra 144A (France) (NON)                                                        171,096
                                                                                                            --------------
                                                                                                                 1,812,924

Automobiles (1.5%)
--------------------------------------------------------------------------------------------------------------------------
            343,000  Honda Motor Co., Ltd. (Japan) (NON)                                                        14,548,079

Banks (12.0%)
--------------------------------------------------------------------------------------------------------------------------
          1,329,019  Australia & New Zealand Banking Group Ltd. (Australia) (NON)                                9,825,490
            723,212  Bank of Nova Scotia (Canada)                                                               15,798,201
             85,700  Barclays PLC (United Kingdom)                                                               2,495,165
            256,364  Deutsche Bank AG (Germany)                                                                 15,687,086
            286,300  Development Bank of Singapore Ltd. (Singapore)                                              3,502,965
            275,187  ForeningsSparbanken AB (Sweden)                                                             3,905,208
            270,166  HSBC Holdings PLC (United Kingdom)                                                          9,854,989
              4,762  Julius Baer Holdings AG (Switzerland)                                                      13,636,496
            582,124  National Bank of Canada (Canada) (NON)                                                      7,669,461
            285,185  National Westminster Bancorp Inc. (United Kingdom)                                          6,049,726
             53,259  Societe Generale (France)                                                                   9,415,981
             65,104  Unidanmark AS (Denmark)                                                                     4,331,543
             44,308  United Bank of Switzerland (UBS) AG (Switzerland)                                          13,289,536
                                                                                                            --------------
                                                                                                               115,461,847

Building Products (2.9%)
--------------------------------------------------------------------------------------------------------------------------
            513,201  CRH PLC (Ireland)                                                                           9,131,591
          4,368,600  Pioneer International Ltd. (Australia)                                                     11,193,118
            229,631  Pohang Iron & Steel Company, Ltd. ADR (South Korea)                                         7,721,342
                                                                                                            --------------
                                                                                                                28,046,051

Chemicals (5.1%)
--------------------------------------------------------------------------------------------------------------------------
            455,758  Akzo-Nobel N.V. (Netherlands)                                                              19,236,451
            221,976  Bayer AG (Germany) (NON)                                                                    9,277,221
            456,140  Hoechst AG (Germany) (NON)                                                                 20,715,393
                                                                                                            --------------
                                                                                                                49,229,065

Conglomerates (3.0%)
--------------------------------------------------------------------------------------------------------------------------
            295,800  Canadian Pacific, Ltd. (Canada) (NON)                                                       7,067,377
          2,865,578  Cookson Group PLC (United Kingdom)                                                          9,671,922
          2,713,001  Tomkins PLC (United Kingdom)                                                               11,767,099
                                                                                                            --------------
                                                                                                                28,506,398

Electric and Water Utilities (10.0%)
--------------------------------------------------------------------------------------------------------------------------
            806,225  Anglian Water PLC (United Kingdom)                                                          8,920,121
            560,100  Chubu Electric Power, Inc. (Japan)                                                          9,331,142
            645,443  Iberdola S.A. (Spain)                                                                       9,862,088
            325,300  Iberdrola II (Spain)                                                                        4,970,442
          2,333,768  Hong Kong Electric Holdings Ltd. (Hong Kong)                                                7,520,327
            492,400  Kansai Electric Power Inc. (Japan) (NON)                                                    9,363,539
          1,203,244  National Power (United Kingdom)                                                             8,767,635
            918,929  Scottish and Southern Energy PLC (United Kingdom)                                           9,406,183
          1,038,101  Scottish Power PLC (United Kingdom)                                                         8,972,365
          7,554,000  Shandong International Power Development Co. Ltd. (China) (NON)                             1,703,939
            294,741  Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany)                                    17,379,845
                                                                                                            --------------
                                                                                                                96,197,626

Electronics and Electrical Equipment (8.1%)
--------------------------------------------------------------------------------------------------------------------------
            332,000  Canon, Inc. (Japan)                                                                         9,552,378
          3,840,815  Invensys PLC (United Kingdom)                                                              18,188,345
            100,397  Philips Electronics N.V. (Netherlands)                                                      9,934,276
          1,016,000  Ricoh Co., Ltd. (Japan)                                                                    13,994,677
            165,564  Schneider SA (France)                                                                       9,325,976
             99,800  Sony Corp. (Japan)                                                                         10,768,004
             67,000  TDK Corp. (Japan) (NON)                                                                     6,132,204
                                                                                                            --------------
                                                                                                                77,895,860

Financial Services (3.9%)
--------------------------------------------------------------------------------------------------------------------------
          3,143,000  Nikko Securities Co. Ltd. (Japan) (NON)                                                    20,295,024
            274,000  Promise Co., Ltd. (Japan)                                                                  16,197,603
              1,870  Shohkoh Fund & Co., Ltd. (Japan)                                                            1,342,009
                                                                                                            --------------
                                                                                                                37,834,636

Food and Beverages (7.5%)
--------------------------------------------------------------------------------------------------------------------------
          1,056,010  Bass PLC (United Kingdom)                                                                  15,331,286
          1,582,147  Diageo PLC (United Kingdom)                                                                16,531,775
          2,727,120  Fomento Economico Mexicano, S.A. de C.V. (Mexico)                                          10,963,150
             53,387  Groupe Danone (France)                                                                     13,807,213
            713,000  Kirin Brewery Co. Ltd. (Japan) (NON)                                                        8,547,748
              3,869  Nestle S.A. (Switzerland)                                                                   7,005,216
                                                                                                            --------------
                                                                                                                72,186,388

Insurance and Finance (7.9%)
--------------------------------------------------------------------------------------------------------------------------
            196,048  AGF (Assurances Generales de France) (France)                                               9,471,304
          1,264,223  Allied Zurich AG (United Kingdom)                                                          15,901,612
          1,079,538  AMP Ltd. (Australia)                                                                       11,865,632
            140,963  Axa S.A. (France)                                                                          17,251,242
            309,005  Internationale Nederlanden Groep (ING) (Netherlands)                                       16,782,448
             82,243  Scor (France)                                                                               4,092,366
                                                                                                            --------------
                                                                                                                75,364,604

Oil and Gas (5.7%)
--------------------------------------------------------------------------------------------------------------------------
            384,165  BP Amoco PLC (United Kingdom)                                                               6,889,140
            133,722  Elf Aquitaine S.A. (France)                                                                19,685,129
          3,057,188  Ente Nazionale Idrocarburi (ENI) SpA (Italy)                                               18,311,807
            167,400  Royal Dutch Petroleum Co. (Netherlands)                                                     9,836,357
                                                                                                            --------------
                                                                                                                54,722,433

Paper and Forest Products (2.6%)
--------------------------------------------------------------------------------------------------------------------------
          1,027,252  Abitibi-Consolidated Inc. (Canada) (NON)                                                   11,851,020
          1,706,000  Jefferson Smurfit Group PLC                                                                 4,036,055
            329,195  Svenska Cellulosa AB (SCA) Class B, (Sweden)                                                8,564,676
                                                                                                            --------------
                                                                                                                24,451,751

Pharmaceuticals and Biotechnology (2.6%)
--------------------------------------------------------------------------------------------------------------------------
              3,139  Novartis AG ADR (Switzerland)                                                               4,606,031
            216,356  Pharmacia & Upjohn, Inc. (Sweden)                                                          12,025,463
            217,000  Yamanouchi Pharmaceutical Co., Ltd. (Japan)                                                 8,306,822
                                                                                                            --------------
                                                                                                                24,938,316

Real Estate (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            294,700  Canary Wharf Finance PLC (United Kingdom) (NON)                                             1,859,854
            493,900  Canary Wharf Finance 144A PLC (United Kingdom) (NON)                                        3,117,007
          1,097,000  Henderson Land Development Co. Ltd. (Hong Kong) (R)                                         6,306,386
                                                                                                            --------------
                                                                                                                11,283,247

Retail (1.8%)
--------------------------------------------------------------------------------------------------------------------------
          1,763,430  Coles Myer Ltd. (Australia) (NON)                                                          10,315,616
          2,617,326  Tesco PLC (United Kingdom)                                                                  6,739,036
                                                                                                            --------------
                                                                                                                17,054,652

Steel (1.2%)
--------------------------------------------------------------------------------------------------------------------------
            925,000  British Steel PLC (United Kingdom)                                                          2,396,260
            500,461  SKF AB Class B, (Sweden)                                                                    9,291,908
                                                                                                            --------------
                                                                                                                11,688,168

Telecommunication Services (12.4%)
--------------------------------------------------------------------------------------------------------------------------
            391,503  BCE, Inc. (Canada) (NON)                                                                   19,175,603
            868,600  Cable & Wireless Optus Ltd. (Australia) (NON)                                               1,988,503
          1,237,179  Cable & Wireless PLC (United Kingdom)                                                      15,776,088
            346,500  Carso Global Telecom (Mexico) (NON)                                                         2,205,806
            339,484  Hellenic Telecommunication Organization S.A. (Greece)                                       7,310,168
             74,100  Korea Telecom Corp. (South Korea)                                                           2,964,000
            889,982  Mahanager Telephone GDR 144A (India)                                                        9,033,317
                419  Nippon Telephone and Telegraph Corp. (Japan)                                                4,884,581
            256,037  Portugal Telecom S.A. (Portugal)                                                           10,449,132
             38,985  Swisscom AG ADR (Switzerland)                                                              14,742,213
          1,739,677  Telecom Corp. of New Zealand Ltd. (New Zealand)                                             7,506,480
             97,628  Tele Danmark A/S (Denmark)                                                                  4,790,396
            269,515  Telesp Celular Participacoes S.A. ADR (Brazil)                                              7,209,526
            234,032  Telfonica S.A. (Spain) (NON)                                                               11,308,756
                                                                                                            --------------
                                                                                                               119,344,569

Tobacco (0.5%)
--------------------------------------------------------------------------------------------------------------------------
            509,261  BAT Industries PLC (United Kingdom)                                                         4,791,126

Transportation (1.3%)
--------------------------------------------------------------------------------------------------------------------------
            667,781  British Airways PLC (United Kingdom)                                                        4,610,489
             40,200  Canadian National Railway Co. (Canada) (NON)                                                2,714,028
            367,744  Peninsular and Oriental Steam Navigation Co.
                       (United Kingdom)                                                                          5,524,556
                                                                                                            --------------
                                                                                                                12,849,073
                                                                                                            --------------
                     Total Common Stocks (cost $800,369,424)                                                $  878,206,813

UNITS (1.0%) (a)
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
            501,700  Development Bank of Singapore ser. C structured note
                       (issued by Credit Suisse First Boston), 2000 (Singapore)                             $    5,353,139
            351,000  Development Bank of Singapore structured note
                       (issued by Merrill Lynch & Co., Inc.) 3s, 2000 (Singapore)                                3,806,700
                                                                                                            --------------
                     Total Units (cost $4,740,829)                                                          $    9,159,839

CONVERTIBLE PREFERRED STOCKS (0.5%) (cost $4,845,625) (a)
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
             98,100  St. George Bank Ltd. 144A $4.50 cv. pfd. (Australia)                                   $    4,929,525

SHORT-TERM INVESTMENTS (5.9%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
     $    1,856,000  U. S. Treasury Bills 4.65s, September 16, 1999 (SEG)                                   $    1,838,216
         35,000,000  Interest in $500,000,000 joint tri-party repurchase agreement dated June 30, 1999 with Goldman Sachs & Co.
                       due July 1, 1999 with respect to various U. S. Treasury
                       obligations -- maturity value of $35,004,715 for an effective
                       yield of 4.85%                                                                           35,000,000
         20,223,000  Interest in $250,000,000 joint tri-party repurchase agreement dated June 30, 1999 with Lehman Brothers, Inc.
                       due July 1, 1999 with respect to various U. S. Treasury
                       obligations -- maturity value of $20,225,753 for an effective
                       yield of 4.90%                                                                           20,223,000
                                                                                                            --------------
                     Total Short-Term Investments (cost $57,061,216)                                        $   57,061,216
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $867,017,094) (b)                                              $  949,357,393
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $960,652,846.

  (b) The aggregate identified cost on a tax basis is $883,789,717, resulting in gross unrealized appreciation and depreciation of $98,777,541 and $33,209,865, respectively, or net unrealized appreciation of $65,567,676.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at June 30, 1999.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts,
      respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at June 30, 1999: (as percentage of Market Value)

          Australia     5.3%            Netherlands         5.9%
          Canada        6.8             Portugal            1.1
          Denmark       1.0             Singapore           1.3
          France        8.9             South Korea         1.1
          Germany       6.6             Spain               2.8
          Hong Kong     1.5             Sweden              3.6
          India         1.0             Switzerland         5.6
          Ireland       1.0             United Kingdom     20.4
          Italy         1.9             United States       6.4
          Japan        14.0             Other               2.4
          Mexico        1.4                               -----
                                        Total             100.0%


--------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 1999
(aggregate face value $32,523,654)
                                                                       Unrealized
                                      Aggregate Face     Delivery     Appreciation/
                        Market Value      Value            Date      (Depreciation)
--------------------------------------------------------------------------------------
British Pounds          $13,723,214   $13,952,990        9/17/99       $(229,776)
Euro Dollars              4,875,917     4,864,680        9/17/99          11,237
Japanese Yen             13,772,809    13,705,984         9/9/99          66,825
--------------------------------------------------------------------------------------
                                                                       $(151,714)
--------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 1999
                                                                       Unrealized
                                     Aggregate Face     Expiration    Appreciation/
                         Total Value     Value             Date      (Depreciation)
--------------------------------------------------------------------------------------
DAX Index (Long)        $ 4,737,803   $ 4,847,423         Sep-99       $(109,620)
FT-SE 100 (Long)         13,515,224    13,953,855         Sep-99        (438,631)
Topix Index (Long)       14,192,147    13,538,084         Sep-99         654,063
--------------------------------------------------------------------------------------
                                                                       $ 105,812
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
June 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $867,017,094) (Note 1)        $949,357,393
-----------------------------------------------------------------------------------------------
Dividends and other receivables                                                       3,064,523
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                5,123,268
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       17,750,788
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                           78,062
-----------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                               38,163
-----------------------------------------------------------------------------------------------
Total assets                                                                        975,412,197

Liabilities
-----------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                      3,823,185
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                            216,845
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                      6,242,511
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              973,428
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,733,921
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              220,836
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            14,056
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              2,941
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  714,471
-----------------------------------------------------------------------------------------------
Payable for organization expense (Note 1)                                                64,834
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                             229,776
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                           381,550
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  140,997
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    14,759,351
-----------------------------------------------------------------------------------------------
Net assets                                                                         $960,652,846

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $809,410,568
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (7,723,753)
-----------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                               76,272,377
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                         82,693,654
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $960,652,846

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($469,725,836 divided by 37,324,087 shares)                                              $12.59
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.59)*                                  $13.36
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($445,472,475 divided by 35,678,768 shares)**                                            $12.49
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($9,163,208 divided by 728,943 shares)**                                                 $12.57
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($36,291,327 divided by 2,891,290 shares)                                                $12.55
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.55)*                                  $13.01
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Year ended June 30, 1999
Investment income:
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $1,779,151)                                        $16,769,497
-----------------------------------------------------------------------------------------------
Interest                                                                              2,119,690
-----------------------------------------------------------------------------------------------
Total investment income                                                              18,889,187

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      6,411,022
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,866,340
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        32,760
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         11,522
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,016,892
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,021,029
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                    15,987
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   263,474
-----------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                           18,615
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  75,704
-----------------------------------------------------------------------------------------------
Registration fees                                                                        18,615
-----------------------------------------------------------------------------------------------
Auditing                                                                                 48,808
-----------------------------------------------------------------------------------------------
Legal                                                                                     7,937
-----------------------------------------------------------------------------------------------
Postage                                                                                 210,248
-----------------------------------------------------------------------------------------------
Other                                                                                   195,563
-----------------------------------------------------------------------------------------------
Total expenses                                                                       14,214,516
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (73,627)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         14,140,889
-----------------------------------------------------------------------------------------------
Net investment income                                                                 4,748,298
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     93,364,058
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         766,587
-----------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                         (12,299,324)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the year                                                    2,117,302
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the year               (8,582,118)
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              75,366,505
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 80,114,803
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended June 30
                                                                                -------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase  in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                             $   4,748,298    $  9,924,381
---------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                        81,831,321      37,478,782
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     (6,464,816)     62,552,558
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 80,114,803     109,955,721
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                          (8,562,227)     (4,316,678)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (6,251,787)     (2,639,976)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                              (4,975)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (571,933)       (294,261)
---------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                         (17,231,317)     (9,086,740)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (17,184,367)     (9,331,399)
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (1,524,471)       (939,594)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    68,971,565     429,655,129
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         97,755,291     513,002,202

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                   862,897,555     349,895,353
---------------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net
investment income and undistributed net investment
income of $7,723,753 and $11,210,879, respectively)                                $960,652,846    $862,897,555
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          August 1, 1996+
operating performance                                                                    Year ended June 30          to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.25           $10.76            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                               .11              .23              .15
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                     .98             1.78             2.13
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.09             2.01             2.28
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.25)            (.16)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.50)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.75)            (.52)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $12.59           $12.25           $10.76
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                 9.87            19.56            26.73*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $469,726         $409,456         $157,990
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                             1.30             1.36             1.52*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .94             1.98             1.61*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                88.09            53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          August 1, 1996+
operating performance                                                                   Year ended June 30           to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.18           $10.72            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                               .02              .14              .10
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                     .97             1.78             2.10
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .99             1.92             2.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.18)            (.10)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.50)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.68)            (.46)            (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $12.49           $12.18           $10.72
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                 9.04            18.68            25.80*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                     $445,472         $414,609         $174,801
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                             2.05             2.11             2.21*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .19             1.21             1.03*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                88.09            53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  For the period
Per-share                                                                                                         February 1, 1999+
operating performance                                                                                                to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $11.10
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                                                 .07
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                                      1.42
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                    1.49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                                             --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $12.57
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                  13.40*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $9,163
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                                                                .84*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .58*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                  88.09
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          August 1, 1996+
operating performance                                                                   Year ended June 30           to June 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1999             1998             1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $12.22           $10.74            $8.53
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                               .05              .16              .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                     .97             1.79             2.11
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                  1.02             1.95             2.23
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.19)            (.11)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.50)            (.36)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.69)            (.47)            (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $12.55           $12.22           $10.74
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                 9.24            18.95            26.17*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                      $36,291          $38,832          $17,105
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                                             1.80             1.86             1.98*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                               .40             1.40             1.19*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                88.09            53.57            70.25*
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period includes amounts paid through expense offset arrangements and brokerage service arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of weighted average number of shares outstanding during the period.




Notes to financial statements
June 30, 1999

Note 1
Significant accounting policies

Putnam International Growth and Income Fund ("the fund") is a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund invests primarily in common stocks that offer potential for capital growth and may invest in stocks that offer potential for current income.

The fund offers class A, class B, class C and class M shares. The fund began offering class C shares on February 1, 1999. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B and class C shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as is the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. All other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the year ended ended June 30, 1999, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of foreign currency gains and losses, losses on wash sale transactions, post-October loss deferrals, organization costs, foreign taxes, and realized and unrealized gains and losses on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended June 30, 1999, the fund reclassified $8,292,008 to decrease undistributed net investment income and $19,165 to decrease paid-in-capital, with an increase to accumulated net realized gains of $8,311,173. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $64,834. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

As part of the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 1999, the payable to the subcustodian bank represents the amount due for cash advanced for the settlement of a security purchased.

For the year ended June 30, 1999, fund expenses were reduced by $73,627 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,260 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00%, and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the year ended June 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $345,231 and $7,410 from the sale of class A and class M shares, respectively and $726,060 and $185 in contingent deferred sales charges from redemptions of class B and C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended June 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $52,542 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended June 30, 1999, purchases and sales of investment securities other than short-term investments aggregated $687,834,849 and $718,177,824, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At June 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     25,486,440      $ 293,865,844
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,259,777         24,453,045
-----------------------------------------------------------------------------
                                                27,746,217        318,318,889

Shares
repurchased                                    (23,849,432)      (274,006,683)
-----------------------------------------------------------------------------
Net increase                                     3,896,785      $  44,312,206
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     31,905,061      $ 361,530,729
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,227,209         12,820,948
-----------------------------------------------------------------------------
                                                33,132,270        374,351,677

Shares
repurchased                                    (14,386,557)      (162,552,408)
-----------------------------------------------------------------------------
Net increase                                    18,745,713      $ 211,799,269
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      8,011,247       $ 91,975,997
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,003,520         21,477,689
-----------------------------------------------------------------------------
                                                10,014,767        113,453,686

Shares
repurchased                                     (8,373,704)       (94,136,683)
-----------------------------------------------------------------------------
Net increase                                     1,641,063       $ 19,317,003
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     20,487,944       $232,271,448
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,068,162         10,991,378
-----------------------------------------------------------------------------
                                                21,556,106        243,262,826

Shares
repurchased                                     (3,819,022)       (43,140,234)
-----------------------------------------------------------------------------
Net increase                                    17,737,084       $200,122,592
-----------------------------------------------------------------------------

                                              For the period February 1, 1999
                                                 (commencement of operations)
                                                             to June 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        795,822         $9,522,643
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          308              3,755
-----------------------------------------------------------------------------
                                                   796,130          9,526,398

Shares
repurchased                                        (67,187)          (845,963)
-----------------------------------------------------------------------------
Net increase                                       728,943         $8,680,435
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        645,549        $ 7,389,654
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      177,635          1,911,353
-----------------------------------------------------------------------------
                                                   823,184          9,301,007

Shares
repurchased                                     (1,109,843)       (12,639,086)
-----------------------------------------------------------------------------
Net decrease                                      (286,659)       $(3,338,079)
-----------------------------------------------------------------------------

                                                     Year ended June 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,322,501        $26,168,623
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      103,174          1,064,848
-----------------------------------------------------------------------------
                                                 2,425,675         27,233,471

Shares
repurchased                                       (840,499)        (9,500,203)
-----------------------------------------------------------------------------
Net increase                                     1,585,176        $17,733,268
-----------------------------------------------------------------------------



Federal tax information
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, as amended, the Fund hereby designates $49,037,985 as a 20% capital gain, for its taxable year ended June 30, 1999.

For the period, interest and dividends from foreign countries were $16,769,497 or $.219 per share (for all share classes). Taxes paid to foreign countries were $1,779,151 or $.023 per share (for all classes of shares).

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Thomas V. Reilly
Vice President

Deborah F. Kuenstner
Vice President and Fund Manager

George W. Stairs
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam International Growth and Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN024-53938 2CE/2CG/2CH 8/99